OPTIONS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	1 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	May 31, 2014	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period			0		2,013,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0.05		$ 0.05		$ 0.05		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			504,500		504,500
Stock Compensation	0	0	0	0	562,489	0	562,489
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options					$ 562,489
Michael Palethorpe [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period					13,500				2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Entitled Annual Stock Option Grant as a Percentage of Base					30.00%			30.00%